INVESTMENT PROPERTIES - Key Valuation Metrics for Investment Properties (Details) - Commercial properties - property	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Discounted cash flow | Office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.70%	6.70%
Terminal capitalization rate	5.40%	5.60%
Investment horizon (years)	10 years	11 years
Discounted cash flow | Retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.00%	7.10%
Terminal capitalization rate	5.40%	5.40%
Investment horizon (years)	10 years	10 years
Discounted cash flow | LP Investments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.20%	9.30%
Terminal capitalization rate	6.80%	5.80%
Investment horizon (years)	9 years	8 years
Discounted cash flow | Premier office and mixed-use complexes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.70%	6.80%
Number of properties	16	16
Discounted cash flow | Core premier retail centers
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.20%	6.20%
Income approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Implied capitalization rate	5.10%	5.20%